Expense Example	Jun. 26, 2025 USD ($)
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 494
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,270
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,542
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
INVESCO Global Real Estate Fund | INVESCO Global Real Estate Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	980
Expense Example, with Redemption, 5 Years	1,294
Expense Example, with Redemption, 10 Years	2,179
INVESCO Global Real Estate Fund | INVESCO Global Real Estate Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	2,334
INVESCO Global Real Estate Fund | INVESCO Global Real Estate Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
INVESCO Global Real Estate Fund | INVESCO Global Real Estate Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
INVESCO Global Real Estate Fund | INVESCO Global Real Estate Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
INVESCO Global Real Estate Fund | INVESCO Global Real Estate Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Invesco Cash Reserve
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | CLASS AX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	209
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,151
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | CLASS CX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	224
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,283
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
INVESCO High Yield Fund | INVESCO High Yield Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	524
Expense Example, with Redemption, 3 Years	735
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	1,619
INVESCO High Yield Fund | INVESCO High Yield Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,885
INVESCO High Yield Fund | INVESCO High Yield Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	953
INVESCO High Yield Fund | INVESCO High Yield Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	1,247
INVESCO High Yield Fund | INVESCO High Yield Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	882
INVESCO High Yield Fund | INVESCO High Yield Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	785
INVESCO Income Fund | INVESCO Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	525
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	1,620
INVESCO Income Fund | INVESCO Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,886
INVESCO Income Fund | INVESCO Income Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
INVESCO Income Fund | INVESCO Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
INVESCO Income Fund | INVESCO Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
INVESCO Income Fund | INVESCO Income Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
INVESCO Income Fund | INVESCO Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,264
Expense Example, with Redemption, 10 Years	2,116
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	2,271
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
INVESCO Real Estate Fund | INVESCO Real Estate Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,042
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	691
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	507
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	461
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	178
Expense Example, with Redemption, 10 Years	404
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,040
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,245
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,672
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Invesco Cash Reserve
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,060
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	1,793
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,465
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	881
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	$ 660